Offerings - Offering: 1	May 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	BRP Inc. Stock Option Plan - Subordinate Voting Shares
Amount Registered | shares	1,222,709
Proposed Maximum Offering Price per Unit	35.68
Maximum Aggregate Offering Price	$ 43,626,257.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,679.18
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers such additional shares of subordinate voting shares ("Subordinate Voting Shares") as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions. (2) Represents shares of Subordinate Voting Shares reserved for issuance upon exercise of options or in respect of other awards under the BRP Inc. Stock Option Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) under the Act based on the average of the high and low prices of the registrant's Subordinate Voting Shares as reported on the Nasdaq Global Select Market on May 22, 2025 to be $36.16 and $35.20, respectively.